Incorporated herein by reference is a supplement to the prospectus of MFS Limited Maturity Fund, a series of MFS Series Trust IX (File No. 2-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).

Incorporated herein by reference is a supplement to the prospectus of MFS Research Bond Fund, a series of MFS Series Trust IX (File No. 2-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).